ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2016
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
14.	ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities as of December 31, 2015 and 2016 consist of the following:

in millions of $	As of December 31,
	2015	2016

Accrued wages and other employee welfare	21.2	14.9
Taxes payable	10.9	16.4
Pension (Note 29)	6.5	7.1
Restructuring charges (Note 4)	5.7	1.6
Accrued interest expense for bank borrowings	5.7	4.0
Accrued utility expenses	3.0	-
Accrued professional service fees	1.8	1.1
Accrued sales commission	1.6	0.4
Accrued freight and export related expense	1.0	-
Interest payable for long-term notes (Note 19)	0.6	0.9
Litigation accrual	0.2	0.2
Other accrued expenses and liabilities	22.0	34.1

	80.2	80.7